UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Heitman Real Estate Securities LLC

Address:   191 North Wacker Drive
           Suite 2500
           Chicago, IL  60606


Form 13F File Number: 28-04321


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Katie Boysen
Title:  Public Securities Compliance Manager
Phone:  312-251-5424

Signature,  Place,  and  Date  of  Signing:

/s/ Katie Boysen                   Chicago, IL                        5/9/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    4

Form 13F Information Table Entry Total:              84

Form 13F Information Table Value Total:  $    1,760,448
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-11931             Old Mutual (US) Holdings, Inc.
----  --------------------  ----------------------------------------------------
2     028-11581             Old Mutual Capital, Inc.
----  --------------------  ----------------------------------------------------
3     028-12002             Heitman LLC
----  --------------------  ----------------------------------------------------
4     028-12003             KE I LLC
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
Apartment Investment & Management     COM            03748R101    21469   812926 SH       DEFINED    1, 3, 4   415751      0  397175
Company
Apartment Investment & Management     COM            03748R101      879    33300 SH       OTHER      1, 2,      33300      0       0
Company                                                                                              3, 4
Avalonbay Communities, Inc.           COM            053484101    74929   530099 SH       DEFINED    1, 3, 4   277130      0  252969
Avalonbay Communities, Inc.           COM            053484101     2949    20862 SH       OTHER      1, 2,      20862      0       0
                                                                                                     3, 4
Biomed Realty Trust Inc               COM            09063H107    63307  3335478 SH       DEFINED    1, 3, 4  1703278      0 1632200
Biomed Realty Trust Inc               COM            09063H107     2358   124250 SH       OTHER      1, 2,     124250      0       0
                                                                                                     3, 4
Boston Properties, Inc.               COM            101121101    87589   834260 SH       DEFINED    1, 3, 4   440466      0  393794
Boston Properties, Inc.               COM            101121101     3072    29260 SH       OTHER      1, 2,      29260      0       0
                                                                                                     3, 4
CBL & Associates Properties, Inc.     COM            124830100    24823  1311991 SH       DEFINED    1, 3, 4   688991      0  623000
CBL & Associates Properties, Inc.     COM            124830100      990    52300 SH       OTHER      1, 2,      52300      0       0
                                                                                                     3, 4
Cousins Properties Inc.               COM            222795106    10462  1380262 SH       DEFINED    1, 3, 4   678880      0  701382
Cousins Properties Inc.               COM            222795106      402    53000 SH       OTHER      1, 2,      53000      0       0
                                                                                                     3, 4
DDR Corp.                             COM            23317H102    26654  1825610 SH       DEFINED    1, 3, 4   903095      0  922515
DDR Corp.                             COM            23317H102      998    68350 SH       OTHER      1, 2,      68350      0       0
                                                                                                     3, 4
DiamondRock Hospitality Company       COM            252784301     7273   706784 SH       DEFINED    1, 3, 4   356359      0  350425
DiamondRock Hospitality Company       COM            252784301      271    26325 SH       OTHER      1, 2,      26325      0       0
                                                                                                     3, 4
Douglas Emmett, Inc.                  COM            25960P109    15210   666827 SH       DEFINED    1, 3, 4   323211      0  343616
Douglas Emmett, Inc.                  COM            25960P109      336    14750 SH       OTHER      1, 2,      14750      0       0
                                                                                                     3, 4
Duke Realty Corporation               COM            264411505    17715  1235325 SH       DEFINED    1, 3, 4   686075      0  549250
Duke Realty Corporation               COM            264411505      872    60800 SH       OTHER      1, 2,      60800      0       0
                                                                                                     3, 4
Equity One, Inc.                      COM            294752100    34186  1690687 SH       DEFINED    1, 3, 4   883970      0  806717
Equity One, Inc.                      COM            294752100     1213    60000 SH       OTHER      1, 2,      60000      0       0
                                                                                                     3, 4
Essex Property Trust Inc.             COM            297178105    31541   208180 SH       DEFINED    1, 3, 4   107227      0  100953
Essex Property Trust Inc.             COM            297178105     1246     8225 SH       OTHER      1, 2,       8225      0       0
                                                                                                     3, 4
Extra Space Storage Inc               COM            30225T102    22993   798632 SH       DEFINED    1, 3, 4   424630      0  374002
Extra Space Storage Inc               COM            30225T102     1182    41052 SH       OTHER      1, 2,      41052      0       0
                                                                                                     3, 4
Federal Realty Investment Trust       COM            313747206    26494   273725 SH       DEFINED    1, 3, 4   134525      0  139200
Federal Realty Investment Trust       COM            313747206      978    10100 SH       OTHER      1, 2,      10100      0       0
                                                                                                     3, 4
General Growth Properties, Inc.       COM            370023103    14216   836750 SH       DEFINED    1, 3, 4   378400      0  458350
HCP Inc.                              COM            40414L109    69322  1756776 SH       DEFINED    1, 3, 4   898734      0  858042
HCP Inc.                              COM            40414L109     2426    61475 SH       OTHER      1, 2,      61475      0       0
                                                                                                     3, 4
Health Care REIT Inc.                 COM            42217K106    91334  1661835 SH       DEFINED    1, 3, 4   850484      0  811351
Health Care REIT Inc.                 COM            42217K106     3138    57092 SH       OTHER      1, 2,      57092      0       0
                                                                                                     3, 4
Highwoods Properties Inc.             COM            431284108    32666   980366 SH       DEFINED    1, 3, 4   511316      0  469050
Highwoods Properties Inc.             COM            431284108     1216    36500 SH       OTHER      1, 2,      36500      0       0
                                                                                                     3, 4
Host Hotels & Resorts, Inc.           COM            44107P104    43742  2663916 SH       DEFINED    1, 3, 4  1416232      0 1247684
Host Hotels & Resorts, Inc.           COM            44107P104     1981   120639 SH       OTHER      1, 2,     120639      0       0
                                                                                                     3, 4
Kilroy Realty Corp.                   COM            49427F108    21362   458320 SH       DEFINED    1, 3, 4   237570      0  220750
Kilroy Realty Corp.                   COM            49427F108      875    18775 SH       OTHER      1, 2,      18775      0       0
                                                                                                     3, 4
Medical Properties Trust Inc.         COM            58463J304     1154   124350 SH       DEFINED    1, 3, 4        0      0  124350

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
Piedmont Office Realty Trust          COM            720190206     7468   420743 SH       DEFINED    1, 3, 4   217743      0  203000
Piedmont Office Realty Trust          COM            720190206      321    18100 SH       OTHER      1, 2,      18100      0       0
                                                                                                     3, 4
Public Storage, Inc.                  COM            74460D109    81010   586307 SH       DEFINED    1, 3, 4   321925      0  264382
Public Storage, Inc.                  COM            74460D109     3053    22098 SH       OTHER      1, 2,      22098      0       0
                                                                                                     3, 4
Regency Centers Corp.                 COM            758849103    46059  1035501 SH       DEFINED    1, 3, 4   531601      0  503900
Regency Centers Corp.                 COM            758849103     1726    38800 SH       OTHER      1, 2,      38800      0       0
                                                                                                     3, 4
RLJ Lodging Trust                     COM            74965L101    24428  1311203 SH       DEFINED    1, 3, 4   657883      0  653320
RLJ Lodging Trust                     COM            74965L101      968    51950 SH       OTHER      1, 2,      51950      0       0
                                                                                                     3, 4
Sabra Health Care REIT Inc            COM            78573L106    11243   683896 SH       DEFINED    1, 3, 4   142004      0  541892
Sabra Health Care REIT Inc            COM            78573L106      357    21725 SH       OTHER      1, 2,      21725      0       0
                                                                                                     3, 4
Simon Property Group, Inc.            COM            828806109   189839  1303124 SH       DEFINED    1, 3, 4   745960      0  557164
Simon Property Group, Inc.            COM            828806109     8560    58762 SH       OTHER      1, 2,      58762      0       0
                                                                                                     3, 4
SL Green Realty Corp                  COM            78440X101    31978   412355 SH       DEFINED    1, 3, 4   239182      0  173173
SL Green Realty Corp                  COM            78440X101     1869    24100 SH       OTHER      1, 2,      24100      0       0
                                                                                                     3, 4
Stag Industrial Inc                   COM            85254J102     1836   131500 SH       DEFINED    1, 3, 4        0      0  131500
Strategic Hotel Capital Inc           COM            86272T106    28048  4262602 SH       DEFINED    1, 3, 4  2310116      0 1952486
Strategic Hotel Capital Inc           COM            86272T106     1072   162925 SH       OTHER      1, 2,     162925      0       0
                                                                                                     3, 4
Taubman Centers, Inc.                 COM            876664103    86189  1181479 SH       DEFINED    1, 3, 4   563020      0  618459
Taubman Centers, Inc.                 COM            876664103     2814    38575 SH       OTHER      1, 2,      38575      0       0
                                                                                                     3, 4
UDR, Inc.                             COM            902653104    39824  1490970 SH       DEFINED    1, 3, 4   782020      0  708950
UDR, Inc.                             COM            902653104     1556    58250 SH       OTHER      1, 2,      58250      0       0
                                                                                                     3, 4
Ventas Inc.                           COM            92276F100    59368  1039725 SH       DEFINED    1, 3, 4   528800      0  510925
Ventas Inc.                           COM            92276F100     2754    48225 SH       OTHER      1, 2,      48225      0       0
                                                                                                     3, 4
BRE Properties, Inc.                  COM CL A       05564E106    30065   594760 SH       DEFINED    1, 3, 4   306235      0  288525
BRE Properties, Inc.                  COM CL A       05564E106     1254    24800 SH       OTHER      1, 2,      24800      0       0
                                                                                                     3, 4
Forest City Enterprise CL A           COM CL A       345550107     1307    83446 SH       DEFINED    1, 3, 4    75221      0    8225
Forest City Enterprise CL A           COM CL A       345550107      226    14400 SH       OTHER      1, 2,      14400      0       0
                                                                                                     3, 4
Hyatt Hotels Corp Class A             COM CL A       448579102     2079    48661 SH       DEFINED    1, 3, 4    43861      0    4800
Hyatt Hotels Corp Class A             COM CL A       448579102      336     7875 SH       OTHER      1, 2,       7875      0       0
                                                                                                     3, 4
Camden Property Trust                 COM SH BEN INT 133131102    21803   331601 SH       DEFINED    1, 3, 4   169926      0  161675
Camden Property Trust                 COM SH BEN INT 133131102      901    13700 SH       OTHER      1, 2,      13700      0       0
                                                                                                     3, 4
Entertainment Properties Trust        COM SH BEN INT 29380T105    25440   548517 SH       DEFINED    1, 3, 4   209967      0  338550
Select Income REIT                    COM SH BEN INT 81618T100     1310    58000 SH       DEFINED    1, 3, 4        0      0   58000
Commonwealth REIT PFD Series E 7.25%  PFD            203233606     1534    61000 SH       DEFINED    1, 3, 4        0      0   61000
Sunstone Hotel Investors PFD SER D    PFD            867892507     1976    80000 SH       DEFINED    1, 3, 4        0      0   80000
8.00%
Equity Residential                    SH BEN INT     29476L107    97793  1561688 SH       DEFINED    1, 3, 4   817686      0  744002
Equity Residential                    SH BEN INT     29476L107     3947    63032 SH       OTHER      1, 2,      63032      0       0
                                                                                                     3, 4
Liberty Property Trust                SH BEN INT     531172104     9602   268819 SH       DEFINED    1, 3, 4    77919      0  190900
Prologis Inc.                         SH BEN INT     74340W103    90722  2518657 SH       DEFINED    1, 3, 4  1354016      0 1164641
Prologis Inc.                         SH BEN INT     74340W103     3188    88497 SH       OTHER      1, 2,      88497      0       0
                                                                                                     3, 4
The Macerich Company                  SH BEN INT     554382101     6116   105900 SH       DEFINED    1, 3, 4    37150      0   68750
Vornado Realty Trust                  SH BEN INT     929042109    59954   712037 SH       DEFINED    1, 3, 4   374240      0  337797

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                   COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
Vornado Realty Trust                  SH BEN INT     929042109     2732    32451 SH       OTHER      1, 2,      32451      0       0
                                                                                                     3, 4